GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
NOTE 4—GOODWILL AND INTANGIBLE ASSETS
Goodwill and intangible assets, net are as follows:

	December 31,
	2025	2024
	(In thousands)
Goodwill	$1,508,030	$1,502,406
Intangible assets with indefinite lives	286,151	286,151
Intangible assets with definite lives, net of accumulated amortization	108,230	192,937
Total goodwill and intangible assets, net	$1,902,411	$1,981,494
The following table presents the balance of goodwill by reportable segment, including the changes in the carrying value of goodwill and accumulated impairment losses, for the year ended December 31, 2025:

	Balance at December 31, 2024	Additions	Balance at December 31, 2025	Accumulated Impairment Losses at December 31, 2025
	(In thousands)
People Inc.
Digital	$1,497,642	$5,624	$1,503,266	$(198,329)
Total People Inc.	1,497,642	5,624	1,503,266	(198,329)
Emerging & Other	4,764	—	4,764	—
Total	$1,502,406	$5,624	$1,508,030	$(198,329)
The addition at People Inc. Digital is due to the acquisition of Feedfeed on October 1, 2025. The allocation of the purchase price to the assets acquired and liabilities assumed is still in process of being assessed and is expected to be completed in the first quarter of 2026.
See “Note 2—Summary of Significant Accounting Policies” for discussion of the Company’s assessments of impairment of goodwill.
The following table presents the balance of goodwill by reportable segment, including the changes in the carrying value of goodwill and accumulated impairment losses, for the year ended December 31, 2024:

	Balance at December 31, 2023	Deductions	Balance at December 31, 2024	Accumulated Impairment Losses at December 31, 2024
	(In thousands)
People Inc.
Digital	$1,497,642	$—	$1,497,642	$(198,329)
Total People Inc.	1,497,642	—	1,497,642	(198,329)
Emerging & Other	149,345	(144,581)	4,764	—
Total	$1,646,987	$(144,581)	$1,502,406	$(198,329)
Deductions at Emerging & Other are due to the sale of assets of Mosaic Group on February 15, 2024.
At December 31, 2025 and 2024, intangible assets with definite lives are as follows:

	December 31, 2025
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted-Average Useful Life
	(In thousands)			(Years)
Advertiser relationships	$298,400	$(259,647)	$38,753	5.0
Licensee relationships	171,000	(143,895)	27,105	4.9
Trade names	134,921	(93,511)	41,410	8.4
Content	104,939	(104,939)	—	2.9
Technology	34,265	(34,265)	—	2.1
Professional relationships	1,100	(138)	962	2.0
Total	$744,625	$(636,395)	$108,230	5.2

	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted-Average Useful Life
	(In thousands)			(Years)
Advertiser relationships	$297,000	$(211,694)	$85,306	5.0
Licensee relationships	171,000	(123,115)	47,885	4.9
Trade names	132,918	(73,172)	59,746	8.5
Content	104,939	(104,939)	—	2.9
Technology	64,600	(64,600)	—	2.1
Total	$770,457	$(577,520)	$192,937	5.0
At December 31, 2025, amortization of intangible assets with definite lives for each of the next five years and thereafter is estimated to be as follows:

Year Ending December 31,	(In thousands)
2026	$71,391
2027	13,550
2028	3,686
2029	3,686
2030	2,868
Thereafter	13,049
Total	$108,230